Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Plan assets at fair value at beginning of year	$ 480
Foreign currency translation adjustments	(1)	$ (1)
Plan assets at fair value at end of year	473	480
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	8	9
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	863	807
Service cost	28	27	$ 37
Interest cost	25	28	28
Employee contributions	5	6
Benefits paid	(27)	(20)
Effect of curtailment	(3)
Effect of settlement	(10)	(14)
Actuarial (gain) loss	(21)	93
Transfer in	1	2
Transfer out	(1)	(2)
Plan amendment	(2)
Foreign currency translation adjustment	(42)	(64)
Benefit obligation at end of year	816	863	807
Change in plan assets:
Plan assets at fair value at beginning of year	480	448
Actual return on plan assets	(3)	41
Employer contributions	28	28
Employee contributions	5	6
Benefits paid	(17)	(10)
Effect of settlement	(10)	(12)
Foreign currency translation adjustments	(10)	(21)
Plan assets at fair value at end of year	473	480	448
Funded status	(343)	(383)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	8	9
Current liabilities	(8)	(9)
Long-term liabilities	(343)	(383)
Net amount recognized	(343)	(383)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	65	65
Service cost	5	7	8
Interest cost	2	2	2
Benefits paid	(11)	(4)
Effect of curtailment	(1)
Actuarial (gain) loss		2
Transfer in		1
Transfer out		(1)
Plan amendment		1
Foreign currency translation adjustment	(6)	(8)
Benefit obligation at end of year	54	65	$ 65
Change in plan assets:
Funded status	(54)	(65)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(3)	(11)
Long-term liabilities	(51)	(54)
Net amount recognized	$ (54)	$ (65)